Financial Liabilities at Amortised Cost (Details) - Schedule of Time Deposits and Other Time Liabilities - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Time Deposits and Other Time Liabilities [Line Items]
Deposits and other demand liabilities	$ 14,075,590	$ 14,260,609
Time deposits and other time liabilities	16,493,783	17,098,625
Obligations under repurchase agreements	2,755,243	276,588
Interbank borrowings	3,434,237	4,337,947
Issued debt instruments	7,699,100	8,133,275
Other financial liabilities	224,321	200,541
Total	44,682,274	44,307,585
Checking accounts
Schedule of Time Deposits and Other Time Liabilities [Line Items]
Deposits and other demand liabilities	11,674,317	11,898,457
Demand accounts
Schedule of Time Deposits and Other Time Liabilities [Line Items]
Deposits and other demand liabilities	464,930	450,202
Other demand deposits
Schedule of Time Deposits and Other Time Liabilities [Line Items]
Deposits and other demand liabilities	471,543	430,519
Obligation related to payments cards provision
Schedule of Time Deposits and Other Time Liabilities [Line Items]
Deposits and other demand liabilities	30,148	35,196
Other demand liabilities
Schedule of Time Deposits and Other Time Liabilities [Line Items]
Deposits and other demand liabilities	1,434,652	1,446,235
Time deposits
Schedule of Time Deposits and Other Time Liabilities [Line Items]
Time deposits and other time liabilities	16,216,079	16,867,607
Time savings account
Schedule of Time Deposits and Other Time Liabilities [Line Items]
Time deposits and other time liabilities	269,821	221,973
Other time liabilities
Schedule of Time Deposits and Other Time Liabilities [Line Items]
Time deposits and other time liabilities	7,883	9,045
Transactions with domestic banks
Schedule of Time Deposits and Other Time Liabilities [Line Items]
Obligations under repurchase agreements	662,793	0
Transactions with foreign banks
Schedule of Time Deposits and Other Time Liabilities [Line Items]
Obligations under repurchase agreements	699,048	0
Transactions with other Chilean entities
Schedule of Time Deposits and Other Time Liabilities [Line Items]
Obligations under repurchase agreements	225,245	276,588
Transactions with other foreign entities
Schedule of Time Deposits and Other Time Liabilities [Line Items]
Obligations under repurchase agreements	1,168,157
Loans from chilean financial institutions
Schedule of Time Deposits and Other Time Liabilities [Line Items]
Interbank borrowings	30,052	52,311
Loans from foreign financial institutions
Schedule of Time Deposits and Other Time Liabilities [Line Items]
Interbank borrowings	3,404,185	4,285,636
Loans from Chilean Central Bank
Schedule of Time Deposits and Other Time Liabilities [Line Items]
Interbank borrowings	0	0
Mortgage finance bonds
Schedule of Time Deposits and Other Time Liabilities [Line Items]
Issued debt instruments	55	220
Senior bonds
Schedule of Time Deposits and Other Time Liabilities [Line Items]
Issued debt instruments	7,643,750	8,067,274
Mortgage bond
Schedule of Time Deposits and Other Time Liabilities [Line Items]
Issued debt instruments	55,295	65,781
Other domestic obligations
Schedule of Time Deposits and Other Time Liabilities [Line Items]
Other financial liabilities	193,693	200,337
Foreign obligations
Schedule of Time Deposits and Other Time Liabilities [Line Items]
Other financial liabilities	$ 30,628	$ 204